SHARE CAPITAL - Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
EARNINGS PER SHARE
Income (loss) attributable to equity owners	$ (62,955)	$ (91,022)	$ (10,063)
Weighted average number of shares (000's)		273,380	168,888
Earnings (loss) per share - basic		$ (0.33)	$ (0.06)
Weighted average diluted number of shares (000's)		273,380	168,888
Earnings (loss) per share - diluted		$ (0.33)	$ (0.06)